Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	¥ 406,257
Ending balance	407,795	¥ 406,257
Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	974,390	953,459
Additions	1,530	1,525
Transferred from construction in progress	74,879	90,803
Retirement and disposal	(62,318)	(71,364)
Disposal of a subsidiary		(33)
Ending balance	988,481	974,390
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(568,133)	(563,788)
Depreciation charge for the year	(70,383)
Depreciation and impairment charge for the year		(70,374)
Retirement and disposal	57,830	66,012
Disposal of a subsidiary		17
Ending balance	(580,686)	(568,133)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	46,626
Ending balance	44,241	46,626
Buildings and improvements [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	101,332	99,509
Additions	712	583
Transferred from construction in progress	1,454	1,967
Retirement and disposal	(860)	(709)
Reclassification	(97)	(18)
Ending balance	102,541	101,332
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(54,706)	(51,018)
Depreciation charge for the year	(4,370)
Depreciation and impairment charge for the year		(4,326)
Retirement and disposal	750	620
Reclassification	26	18
Ending balance	(58,300)	(54,706)
Telecommunications network plant and equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	351,407
Ending balance	355,396	351,407
Telecommunications network plant and equipment [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	842,473	823,836
Additions	512	532
Transferred from construction in progress	71,704	87,129
Retirement and disposal	(59,822)	(68,719)
Disposal of a subsidiary		(33)
Reclassification	(485)	(272)
Ending balance	854,382	842,473
Telecommunications network plant and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(491,066)	(490,917)
Depreciation charge for the year	(63,878)
Depreciation and impairment charge for the year		(63,903)
Retirement and disposal	55,519	63,553
Disposal of a subsidiary		17
Reclassification	439	184
Ending balance	(498,986)	(491,066)
Furniture, fixture, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	8,224
Ending balance	8,158	8,224
Furniture, fixture, motor vehicles and other equipment [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	30,585	30,114
Additions	306	410
Transferred from construction in progress	1,721	1,707
Retirement and disposal	(1,636)	(1,936)
Reclassification	582	290
Ending balance	31,558	30,585
Furniture, fixture, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(22,361)	(21,853)
Depreciation charge for the year	(2,135)
Depreciation and impairment charge for the year		(2,145)
Retirement and disposal	1,561	1,839
Reclassification	(465)	(202)
Ending balance	¥ (23,400)	¥ (22,361)